UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  09/30/08
                                                       --------
Check here if Amendment [ ];
  This Amendment (Check only one): [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independence Trust Company
Address:  P.O. Box 682188
          Franklin, TN 37068-2188

Form 13F File Number: 28-
                         ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Marcia E. Williams
Title:    President and CEO
Phone:    (615) 591-0044

Signature, Place, and Date of Signing:

/s/ Marcia E. Williams         Franklin, TN            10/20/08
----------------------  ----------------------  ----------------------
      [Signature]              [City, State]            [Date]


Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number
28-                     Name
   ----------------     -------------------------------------------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:             0
                                            --------
Form  13F  Information  Table  Entry  Total       83
                                            --------
Form  13F  Information  Table  Value  Total:  $48560
                                            --------
                                          (thousands)


List  of  Other  Included  Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.         Form 13F File Number     Name
            28-
--------    -----------------        ----------------------------------
            [Repeat as necessary.]

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AGCO CORP                                       001084102      378    8860 SH       SOLE               8860      0    0
AT&T INC                                        00206R102      708   25363 SH       SOLE              25363      0    0
AFFILIATED MANAGERS GROUP                       008252108      322    3890 SH       SOLE               3890      0    0
ARCH CHEMICALS INC                              03937R102      522   14800 SH       SOLE              14800      0    0
BP PLC ADR                                      055622104      373    7443 SH       SOLE               7443      0    0
BANK OF AMERICA CORP                            060505104      243    6953 SH       SOLE               6953      0    0
CARAUSTAR INDUSTRIES INC.                       140909102       31   20870 SH       SOLE              20870      0    0
CASCADE CORP                                    147195101      424    9685 SH       SOLE               9685      0    0
CISCO SYSTEMS INC                               17275R102      212    9410 SH       SOLE               9410      0    0
COCA COLA CO                                    191216100      617   11668 SH       SOLE              11668      0    0
COLGATE PALMOLIVE COMPANY                       194162103      430    5708 SH       SOLE               5708      0    0
COLONIAL BANCGROUP INC                          195493309      270   34405 SH       SOLE              34405      0    0
COLUMBIA SPORTSWEAR                             198516106      414    9860 SH       SOLE               9860      0    0
CONOCOPHILLIPS                                  20825C104      240    3275 SH       SOLE               3275      0    0
COSTCO WHSL CORP                                22160K105      224    3448 SH       SOLE               3448      0    0
CUSHING MLP TOTAL RETURN FUND                   231631102     5552  389629 SH       SOLE             389629      0    0
DARLING INTERNATIONAL INC                       237266101      205   18455 SH       SOLE              18455      0    0
E I DUPONT DE NEMOURS & CO                      263534109      208    5161 SH       SOLE               5161      0    0
DUKE ENERGY CORP                                26441C105      644   36973 SH       SOLE              36973      0    0
EL PASO PIPELINE PARTNERS LP                    283702108      292   18185 SH       SOLE              18185      0    0
ENBRIDGE ENERGY PART LP                         29250R106      249    6270 SH       SOLE               6270      0    0
ENERGY TRANSFER PARTNERS LP                     29273R109      227    6175 SH       SOLE               6175      0    0
ENTERPRISE PRODUCT PARTNERS LP                  293792107      460   17835 SH       SOLE              17835      0    0
EXXON MOBIL CORP                                30231G102     1053   13561 SH       SOLE              13561      0    0
FELCOR LODGING PFD CONV SER A                   31430F200      132   10800 SH       SOLE              10800      0    0
GENERAL ELECTRIC CO                             369604103      882   34600 SH       SOLE              34600      0    0
HJ HEINZ CO                                     423074103      391    7830 SH       SOLE               7830      0    0
HOME DEPOT INC                                  437076102      478   18477 SH       SOLE              18477      0    0
HONEYWELL INTL INC                              438516106      406    9774 SH       SOLE               9774      0    0
INTEL CORPORATION                               458140100     1011   54021 SH       SOLE              54021      0    0
INTERNATIONAL BUSINESS                          459200101      543    4641 SH       SOLE               4641      0    0
MACHINES
ISHARES MSCI JAPAN INDEX FD                     464286848      258   24165 SH       SOLE              24165      0    0
ISHARES LEHMAN AGG BND FD                       464287226      542    5500 SH       SOLE               5500      0    0
ISHARES MSCI EMERGING MARKET                    464287234     1543   45180 SH       SOLE              44940      0  240
INDEX
ISHARES S&P GLBL TECH SECTOR                    464287291      332    6825 SH       SOLE               6825      0    0
ISHARES MSCI EAFE INDEX FUND                    464287465      801   14225 SH       SOLE              13890      0  335
ISHARES TR S&P MIDCAP 400                       464287507      834   11525 SH       SOLE              11525      0    0
ISHARES RUSSEL 2000 SMALL CAP                   464287655      222    3260 SH       SOLE               3260      0    0
ISHARES RUSSELL 3000 VALUE                      464287663      294    3513 SH       SOLE               3273      0  240
J ALEXANDER CORP                                466096104     1148  197913 SH       SOLE                  0 197913    0
JP MORGAN CHASE & CO                            46625H100      693   14849 SH       SOLE              14849      0    0
JAMES RIVER COAL COMPANY                        470355207      311   14170 SH       SOLE              14170      0    0
JOHNSON & JOHNSON                               478160104      905   13063 SH       SOLE              13063      0    0
KINDER MORGAN MANAGEMENT LLC                    49455U100      293    5961 SH       SOLE               5961      0    0
KOPPERS HOLDING INC                             50060P106      350    9350 SH       SOLE               9350      0    0
MAGELLAN MIDSTREAM PARTNERS                     559080106      309    9525 SH       SOLE               9525      0    0
MCDONALDS CORP                                  580135101      213    3449 SH       SOLE               3449      0    0
MICROSOFT CORPORATION                           594918104      604   22644 SH       SOLE              22644      0    0
NEWPORT CORP                                    651824104      370   34335 SH       SOLE              34335      0    0
NORDSON CORP                                    655663102      330    6725 SH       SOLE               6725      0    0
NORFOLK SOUTHERN CORP                           655844108      282    4255 SH       SOLE               4255      0    0
OGE ENERGY CORP                                 670837103      351   11355 SH       SOLE              11355      0    0
PEPSICO INC                                     713448108      399    5600 SH       SOLE               5600      0    0
PETROQUEST ENERGY INC                           716748108      330   21485 SH       SOLE              21485      0    0
PHILIP MORRIS INTERNATIONAL                     718172109      235    4882 SH       SOLE               4882      0    0
INC
PLAINS ALL AMER PIPELINE LP                     726503105      316    7984 SH       SOLE               7984      0    0
PLUM CREEK TIMBER CO REIT                       729251108      219    4395 SH       SOLE               4395      0    0
POLARIS INDUSTRIES                              731068102      670   14735 SH       SOLE              14735      0    0
POWERSHARES DB COMMODITY INDEX                  73935S105      271    8000 SH       SOLE               8000      0    0
TRACKING
POWERSHARES DB AGRICULTURE                      73936B408      211    6985 SH       SOLE               6985      0    0
PROCTOR & GAMBLE CO                             742718109      417    5985 SH       SOLE               5985      0    0
PUBLIC STORAGE INC COM SER A                    74460D729      370   14200 SH       SOLE              14200      0    0
QUALCOMM INC                                    747525103      379    8820 SH       SOLE               8720      0  100
REGIONS FINANCIAL CORP                          7591EP100      265   27617 SH       SOLE              27617      0    0
S&P 500 DEPOSITORY RECEIPTS                     78462F103     1274   10981 SH       SOLE              10642      0  339
SPDR GOLD TRUST                                 78463V107      363    4265 SH       SOLE               4265      0    0
SCHLUMBERGER LIMITED                            806857108      271    3469 SH       SOLE               3469      0    0
SILICONWARE PRECISION ADR                       827084864       89   15365 SH       SOLE              15365      0    0
SMITHFIELD FOODS INC                            832248108      361   22760 SH       SOLE              22760      0    0
SOUTHWEST AIRLINES                              844741108      172   11835 SH       SOLE              11835      0    0
SPECTRA ENERGY PARTNERS LP                      84756N109      205   10815 SH       SOLE              10815      0    0
SYSCO CORP                                      871829107      716   23245 SH       SOLE              23245      0    0
TAIWAN SEMICONDUCTOR ADR                        874039100      113   12076 SH       SOLE              12076      0    0
TORTOISE ENERGY INFRASTRUCTURE                  89147L100     4263  188203 SH       SOLE             188203      0    0
TORTOISE ENERGY CAPITAL CORP                    89147U100     3991  232595 SH       SOLE             232595      0    0
TRACTOR SUPPLY COMPANY                          892356106      466   11075 SH       SOLE              11075      0    0
TRINITY INDUSTRIES                              896522109      350   13618 SH       SOLE              13618      0    0
US BANCORP                                      902973304      524   14548 SH       SOLE              14548      0    0
URS CORP                                        903236107      446   12165 SH       SOLE              12165      0    0
USEC INC                                        90333E108      271   50030 SH       SOLE              50030      0    0
UNITED TECHNOLOGIES CORP                        913017109      217    3615 SH       SOLE               3615      0    0
WASHINGTON FEDERAL INC                          938824109      458   24848 SH       SOLE              24848      0    0
WELLS FARGO & CO                                949746101      802   21375 SH       SOLE              21375      0    0